Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Convertible preferred stock	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	12,000,000	12,000,000	12,000,000
Common Stock, Shares, Issued	5,544,050	5,752,800	5,745,000
Common Stock, Shares, Outstanding	5,544,050	5,752,800	5,745,000
Series Seed 1 Convertible Preferred Stock [Member]
Convertible preferred stock	$ 0.0001	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	4,100,167	4,100,167	4,100,167
Temporary Equity, Shares Issued	3,876,721	3,876,721	3,876,721
Temporary Equity, Shares Outstanding	3,876,721	3,876,721	3,876,721
Temporary Equity, Liquidation Preference	$ 37,820,127	$ 37,820,127	$ 37,820,127
Series Seed 2 Convertible Preferred Stock [Member]
Convertible preferred stock	$ 0.0001	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	64,065	64,065	64,065
Temporary Equity, Shares Issued	64,065	64,065	64,065
Temporary Equity, Shares Outstanding	64,065	64,065	64,065
Temporary Equity, Liquidation Preference	$ 500,000	$ 500,000	$ 500,000
Common Stock, Shares, Issued	64,065